UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4079

John Hancock Equity Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Senior Counsel & Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code:	617-663-4324

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock Technology Leaders Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2007

John Hancock
Technology Leaders Fund
Securities owned by the Fund on
January 31, 2007 (unaudited)

Issuer	Shares	Value
Common stocks 95.06%		$2,629,013

(Cost $2,245,818)

Application Software 1.85%		51,293

BEA Systems, Inc. (I)	4,160	51,293

Broadcasting & Cable TV 1.64%		45,472

XM Satellite Radio Holdings, Inc. (Class A) (I)	3,200	45,472

Coal & Consumable Fuels 0.51%		14,220

Aventine Renewable Energy Holdings, Inc. (I)(L)	900	14,220

Communications Equipment 15.77%		436,196

Cisco Systems, Inc. (I)	3,640	96,788
Comverse Technology, Inc. (I)	2,925	56,599
Corning, Inc. (I)	3,950	82,318
Finisar Corp. (I)(L)	9,100	29,484
Motorola, Inc.	1,850	36,723
Nokia Corp., American Depositary Receipt (ADR) (Finland)	2,058	45,482
QUALCOMM, Inc.	2,358	88,802

Computer & Electronics Retail 1.37%		37,800

Best Buy Co., Inc.	750	37,800

Computer Hardware 6.79%		187,846

Apple Computer, Inc. (I)	1,030	88,302
Hewlett-Packard Co.	2,300	99,544

Computer Storage & Peripherals 6.85%		189,519

EMC Corp. (I)	6,350	88,836
Rackable Systems, Inc. (I)(L)	2,430	46,413
SanDisk Corp. (I)	1,350	54,270

Data Processing & Outsourced Services 2.14%		59,163

Euronet Worldwide, Inc. (I)	2,050	59,163

Electrical Components & Equipment 1.21%		33,346

Color Kinetics, Inc. (I)	1,650	33,346

Electronic Equipment Manufacturers 1.74%		47,989

International Rectifier Corp. (I)	1,150	47,989

Electronic Manufacturing Services 1.21%		33,586

Jabil Circuit, Inc. (I)	1,400	33,586

John Hancock
Technology Leaders Fund
Securities owned by the Fund on
January 31, 2007 (unaudited)

Environmental & Facilities Service 1.95%		53,970

Force Protection, Inc. (I)(K)	3,000	53,970

Health Care Supplies 0.53%		14,702

Metabolix, Inc. (I)	920	14,702

Household Appliances 1.68%		46,589

iRobot Corp. (I)	2,550	46,589

Human Resource & Employment Services 2.23%		61,763

Monster Worldwide, Inc. (I)	1,250	61,763

Integrated Oil & Gas 1.85%		51,090

Sasol Ltd. (ADR) (South Africa)	1,500	51,090

Internet Software & Services 9.40%		260,022

Akamai Technologies, Inc. (I)	1,155	64,888
DivX, Inc. (I)(L)	570	12,073
Google, Inc. (Class A) (I)	160	80,208
Opsware, Inc. (I)	3,500	28,000
Vocus, Inc. (I)	1,600	29,840
Yahoo!, Inc. (I)	1,590	45,013

Movies & Entertainment 1.52%		41,923

Walt Disney Walt Co. (The)	1,192	41,923

Oil & Gas Equipment & Services 1.42%		39,180

Grant Prideco, Inc. (I)	1,000	39,180

Semiconductor Equipment 6.50%		179,642

Cymer, Inc. (I)	1,400	59,122
MEMC Electronic Materials, Inc. (I)	2,300	120,520

Semiconductors 4.84%		133,786

QuickLogic Corp. (I)	7,500	23,175
Trident Microsystems, Inc. (I)	5,300	110,611

Systems Software 16.00%		442,452

Adobe Systems, Inc.	2,089	81,199
Macrovision Corp. (I)	4,150	102,629
Microsoft Corp.	2,900	89,494
Oracle Corp. (I)	2,350	40,326
Quality Systems, Inc. (I)	1,000	42,430
Red Hat, Inc. (I)	3,800	86,374

Wireless Telecommunication Services 6.06%		167,464

American Tower Corp. (Class A) (I)	1,550	61,736
RF Micro Devices, Inc. (I)	10,000	77,200
Sprint Nextel Corp.	1,600	28,528

John Hancock
Technology Leaders Fund
Securities owned by the Fund on
January 31, 2007 (unaudited)

	Interest	Par value
Issuer, description, maturity date	rate (%)	($000)	Value
Short-term investments 4.94%			$136,630

(Cost $136,630)

Joint Repurchase Agreement 1.23%			34,000

Investment in a joint repurchase agreement transaction with Cantor
Fitzgerald LP — Dated 1-31-07, due 2-1-07 (Secured by U.S. Treasury
Inflation Indexed Notes 2.000%, due 1-15-16, 2.375%, due 4-15-11,
2.500%, due 7-15-16, and 3.625%, due 1-15-08). Maturity value:
$34,005	5.220	34	34,000

		Shares
Cash Equivalents 3.71%			102,630

AIM Cash Investment Trust (T)		102,630	102,630

Total investments (Cost $2,382,448) 100.00%			$2,765,643

John Hancock
Technology Leaders Fund
Footnotes to Schedule of Investments
January 31, 2007 (unaudited)

(I) Non-income-producing security.

(K) Direct placement securities are restricted to resale. They have been fair valued in accordance with procedures approved by the Trustees after consideration of restrictions as to resale, financial condition and prospects of the issuer, general market conditions and pertinent information in accordance with the Fund's bylaws and the Investment Company Act of 1940, as amended. The Fund has limited rights to registration under the Securities Act of 1933 with respect to these restricted securities. Additional information on these securities is shown on the direct placement table following these footnotes.

(L) All or a portion of this security is on loan as of January 31, 2007.

(T) Represents investment of securities lending collateral.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on January 31, 2007, including short-term investments, was $2,382,448. Gross unrealized appreciation and depreciation of investments aggregated $528,051 and $144,856, respectively, resulting in net unrealized appreciation of $383,195.

Footnotes to Schedule of Investments - Page 1

John Hancock
Technology Leaders Fund
Direct Placement Securities
January 31, 2007 (unaudited)

			Value as a
			percentage
	Acquisition	Acquisition	of Fund's total	Value as of
Issuer, description	date	cost	investments	January 31, 2007

Force Protection, Inc.
common stock	12-19-06	$35,250	1.95%	$53,970

Direct Placement Securities

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle†
James F. Carlin
Richard P. Chapman, Jr.*
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Financial Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Kirkpatrick & Lockhart Preston
Gates Ellis LLP
1 Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives	**1-800-225-5291**
	24-hour automated information	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock Technology Leaders Fund.

060Q1 1/07
3/07

John Hancock

MUTUAL FUNDS

John Hancock Growth Trends Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2007

John Hancock
Growth Trends Fund
Securities owned by the Fund on
January 31, 2007 (unaudited)

Issuer	Shares	Value
Common stocks 94.87%		$106,052,445

(Cost $83,561,005)

Aerospace & Defense 0.03%		38,497

AerCap Holdings NV (Netherlands) (I)	1,450	38,497

Application Software 3.54%		3,961,909

BEA Systems, Inc. (I)	57,900	713,907
Mentor Graphics Corp. (I)	91,000	1,692,600
Opsware, Inc. (I)	50,800	406,400
Red Hat, Inc. (I)(L)	50,550	1,149,002

Asset Management & Custody Banks 4.33%		4,837,482

Apollo Investment Corp.	15,760	349,872
Bank of New York Co., Inc. (The)	40,470	1,619,205
Franklin Resources, Inc.	9,050	1,077,945
State Street Corp.	25,200	1,790,460

Biotechnology 4.27%		4,773,935

Altus Pharmaceuticals, Inc. (I)	42,000	765,240
BioSphere Medical, Inc. (I)	28,150	191,139
Exelixis, Inc. (I)	26,750	262,150
Gilead Sciences, Inc. (I)	18,000	1,157,760
Medarex, Inc. (I)	41,800	563,046
Regeneration Technologies, Inc. (I)	140,000	805,000
Theravance, Inc. (I)	30,000	1,029,600

Coal & Consumable Fuels 0.25%		282,820

Aventine Renewable Energy Holdings, Inc. (I)(L)	17,900	282,820

Communications Equipment 5.88%		6,572,800

Cisco Systems, Inc. (I)	95,450	2,538,015
Comverse Technology, Inc. (I)	44,300	857,205
Corning, Inc. (I)	47,450	988,858
Motorola, Inc.	23,809	472,609
Nokia Corp., American Depositary Receipt (ADR) (Finland)	26,530	586,313
QUALCOMM, Inc.	30,000	1,129,800

Computer & Electronics Retail 0.44%		491,400

Best Buy Co., Inc.	9,750	491,400

Computer Hardware 3.38%		3,773,574

Apple Computer, Inc. (I)	14,350	1,230,225
Hewlett-Packard Co.	58,765	2,543,349

John Hancock
Growth Trends Fund
Securities owned by the Fund on
January 31, 2007 (unaudited)

Computer Storage & Peripherals 1.59%		1,773,680

EMC Corp.	80,950	1,132,490
SanDisk Corp. (I)	15,950	641,190

Consumer Finance 2.27%		2,534,367

American Express Co.	33,150	1,929,993
SLM Corp.	13,150	604,374

Data Processing & Outsourced Services 0.74%		831,168

Euronet Worldwide, Inc. (I)	28,800	831,168

Diversified Banks 7.23%		8,076,486

Bank of America Corp.	60,874	3,200,755
HSBC Holdings Plc (ADR) (United Kingdom) (L)	5,303	486,974
Kookmin Bank (ADR) (South Korea)	7,452	592,658
Wachovia Corp.	53,805	3,039,983
Wells Fargo & Co.	21,050	756,116

Diversified Chemicals 1.83%		2,050,728

Bayer AG (Germany) (C)	35,000	2,050,728

Diversified Financial Services 2.46%		2,753,407

Citigroup, Inc.	38,350	2,114,236
JPMorgan Chase & Co.	12,550	639,171

Electronic Manufacturing Services 1.87%		2,086,081

Jabil Circuit, Inc.	19,900	477,401
MEMC Electronic Materials, Inc. (I)	30,700	1,608,680

Health Care Distributors 0.96%		1,071,300

Cardinal Health, Inc.	15,000	1,071,300

Health Care Equipment 4.77%		5,329,531

Baxter International, Inc.	25,000	1,241,500
Biomet, Inc.	9,350	396,066
Hospira, Inc. (I)	35,000	1,287,300
NMT Medical, Inc. (I)	40,000	535,600
Northstar Neuroscience, Inc. (I)	39,590	524,963
Stereotaxis, Inc. (I)	41,400	425,592
Thoratec Corp. (I)	51,000	918,510

Health Care Facilities 0.19%		209,317

Sun Healthcare Group, Inc. (I)	16,990	209,317

Health Care Services 2.98%		3,330,448

Aveta, Inc. (I)(S)	97,210	1,652,570
Nektar Therapeutics (I)	105,000	1,333,500
Systems Xcellence, Inc. (Canada) (I)	16,360	344,378

John Hancock
Growth Trends Fund
Securities owned by the Fund on
January 31, 2007 (unaudited)

Health Care Supplies 2.85%		3,188,004

Inverness Medical Innovations, Inc. (I)	3,200	131,904
Inverness Medical Innovations, Inc. (I)(K)	45,000	1,854,900
PolyMedica Corp.	30,000	1,201,200

Household Appliances 0.53%		593,775

iRobot Corp. (I)(L)	32,500	593,775

Human Resource & Employment Services 0.73%		815,265

Monster Worldwide, Inc. (I)	16,500	815,265

Insurance Brokers 0.20%		224,125

Aon Corp.	6,250	224,125

Integrated Oil & Gas 0.63%		706,745

Sasol Ltd., (ADR) (South Africa)	20,750	706,745

Internet Software & Services 2.24%		2,499,871

Akamai Technologies, Inc. (I)	14,950	839,891
Google, Inc. (Class A) (I)	2,100	1,052,730
Yahoo!, Inc. (I)	21,450	607,250

Investment Banking & Brokerage 4.53%		5,061,073

Goldman Sachs Group, Inc. (The)	8,550	1,813,968
Legg Mason, Inc.	11,050	1,158,592
Lehman Brothers Holdings, Inc.	2,850	234,384
Merrill Lynch & Co., Inc.	6,500	608,140
Morgan Stanley	15,050	1,245,989

Life & Health Insurance 1.57%		1,753,352

Aflac, Inc.	18,300	871,263
Conseco, Inc. (I)	13,680	271,548
Prudential Financial, Inc.	6,850	610,541

Multi-Line Insurance 4.47%		5,001,654

American International Group, Inc.	50,600	3,463,570
Genworth Financial, Inc. (Class A)	29,250	1,020,825
Hartford Financial Services Group, Inc. (The)	5,450	517,259

Oil & Gas Equipment & Services 0.46%		511,299

Grant Prideco, Inc. (I)	13,050	511,299

Pharmaceuticals 14.77%		16,511,177

Anesiva, Inc. (I)	60,000	484,800
Auxilium Pharmaceuticals, Inc. (I)	100,000	1,382,000
BioMimetic Therapeutics, Inc. (I)	30,000	462,000
Cubist Pharmaceuticals, Inc. (I)	75,000	1,380,000
Johnson & Johnson	20,000	1,336,000
MGI Pharma, Inc. (I)	50,000	961,000
Roche Holding AG (Switzerland)	7,000	1,311,027
Santarus, Inc. (I)	40,000	278,400

John Hancock
Growth Trends Fund
Securities owned by the Fund on
January 31, 2007 (unaudited)

Schering-Plough Corp.	60,000	1,500,000
Sepracor, Inc. (I)	37,500	2,139,750
Shire Plc (ADR) (United Kingdom)	75,000	4,761,000
Spectrum Pharmaceuticals, Inc. (I)	80,000	515,200

Property & Casualty Insurance 0.77%		862,988

Ambac Financial Group, Inc.	9,150	806,115
Employers Holdings, Inc. (I)	240	4,793
Tower Group, Inc.	1,550	52,080

Real Estate Management & Development 0.07%		76,148

Meruelo Maddux Properties, Inc. (I)	7,130	76,148

Reinsurance 1.29%		1,446,870

PartnerRe Ltd. (Bermuda)	16,800	1,142,400
Platinum Underwriters Holdings Ltd. (Bermuda)	10,200	304,470

Semiconductor Equipment 0.70%		785,478

Cymer, Inc. (I)	18,600	785,478

Semiconductors 2.27%		2,536,280

RF Micro Devices, Inc. (I)(L)	137,000	1,057,640
Trident Microsystems, Inc. (I)(L)	70,850	1,478,640

Specialized Finance 0.47%		525,173

Nasdaq Stock Market, Inc. (I)	15,410	525,173

Systems Software 5.96%		6,661,374

Adobe Systems, Inc. (I)	25,000	971,750
Macrovision Corp. (I)	54,250	1,341,603
Microsoft Corp.	121,850	3,760,291
Oracle Corp. (I)	34,250	587,730

Thrifts & Mortgage Finance 0.62%		696,349

Hudson City Bancorp., Inc.	50,570	696,349

Wireless Telecommunication Services 0.73%		816,515

American Tower Corp. (Class A) (I)	20,500	816,515

John Hancock
Growth Trends Fund
Securities owned by the Fund on
January 31, 2007 (unaudited)

	Interest	Par value
Issuer, description, maturity date	rate (%)	($000)	Value
Short-term investments 5.13%			$5,735,457

(Cost $5,735,457)

Joint Repurchase Agreement 1.15%			1,283,000

Investment in a joint repurchase agreement transaction with
Cantor Fitzgerald LP — Dated 1-31-07, due 2-1-07 (Secured
by U.S. Treasury Inflation Indexed Notes 2.000%, due 1-15-16,
2.375%, due 4-15-11, 2.500%, due 7-15-16, and 3.625%, due
1-15-08). Maturity value: $1,283,186	5.220	1,283	1,283,000

		Shares

Cash Equivalents 3.98%			4,452,457

AIM Cash Investment Trust (T)		4,452,457	4,452,457

Total investments (Cost $89,296,462) 100.00%			$111,787,902

John Hancock
Growth Trends Fund
Footnotes to Schedule of Investments
January 31, 2007 (unaudited)

(C) Parenthetical disclosure of a country in the security description represents country of issuer; however, the security is euro-denominated.

(I) Non-income-producing security.

(K) Direct placement securities are restricted to resale. They have been fair valued in accordance with procedures approved by the Trustees after consideration of restrictions as to resale, financial condition and prospects of the issuer, general market conditions and pertinent information in accordance with the Fund's bylaws and the Investment Company Act of 1940, as amended. The Fund has limited rights to registration under the Securities Act of 1933 with respect to these restricted securities. Additional information on these securities is shown on the direct placement table following these footnotes.

(L) All or a portion of this security is on loan as of January 31, 2007.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such security may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $1,652,570 or 1.48% of the Fund's total investments as of January 31, 2007.

(T) Represents investment of securities lending collateral.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on January 31, 2007, including short-term investments, was $89,296,462. Gross unrealized appreciation and depreciation of investments aggregated $25,708,668 and $3,217,228, respectively, resulting in net unrealized appreciation of $22,491,440.

Footnotes to Schedule of Investments - Page 1

John Hancock
Growth Trends Fund
Direct Placement Securities
January 31, 2007 (unaudited)

			Value as a
			percentage
	Acquisition	Acquisition	of Fund's	Value as of
Issuer, description	date	cost	total investments	January 31, 2007

Inverness Medical Innovations, Inc.	8-17-06	$1,361,250	1.66%	$1,854,900

Direct Placement Securities

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle†
James F. Carlin
Richard P. Chapman, Jr.*
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Financial Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Kirkpatrick & Lockhart Preston
Gates Ellis LLP
1 Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives 24-hour automated information TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Growth Trends Fund.

460Q1 1/07
3/07

John Hancock

MUTUAL FUNDS

John Hancock Small Cap Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2007

John Hancock
Small Cap Fund
Securities owned by the Fund on
January 31, 2007 (unaudited)

Issuer	Shares	Value
Common stocks 83.43%		$250,475,714

(Cost $202,866,475)

Apparel Retail 1.87%		5,624,850

New York & Co., Inc. (I)(L)	385,000	5,624,850

Apparel, Accessories & Luxury Goods 3.74%		11,234,765

Hartmarx Corp. (I)	343,000	2,394,140
Warnaco Group, Inc. (The) (I)	312,500	8,840,625

Application Software 6.16%		18,489,779

Parametric Techonology Corp. (I)	278,300	5,515,906
Transaction Systems Architects, Inc. (Class A) (I)	204,700	7,399,905
Witness Systems, Inc. (I)	246,200	5,573,968

Auto Parts & Equipment 1.64%		4,941,594

LKQ Corp. (I)(L)	230,700	4,941,594

Coal & Consumable Fuels 0.30%		890,409

James River Coal Co. (I)(L)	134,300	890,409

Communications Equipment 1.71%		5,122,282

Avocent Corp. (I)	148,300	5,122,282

Electronic Equipment Manufacturers 3.19%		9,593,175

Daktronics, Inc.	277,500	9,593,175

Electronic Manufacturing Services 3.68%		11,038,758

Trimble Navigation Ltd. (I)	195,100	11,038,758

Health Care Equipment 5.26%		15,784,477

Cantel Medical Corp. (I)	154,000	2,500,960
Hologic, Inc. (I)(L)	55,500	3,083,025
Kensey Nash Corp. (I)(L)	190,200	6,025,536
SurModics, Inc. (I)(L)	116,100	4,174,956

Health Care Services 3.87%		11,611,204

Air Methods Corp. (I)	178,300	4,824,798
inVentiv Health, Inc. (I)(L)	193,400	6,786,406

Health Care Supplies 2.84%		8,528,256

Inverness Medical Innovations, Inc. (I)(L)	147,300	6,071,706
The Cooper Companies, Inc.	51,500	2,456,550

John Hancock
Small Cap Fund
Securities owned by the Fund on
January 31, 2007 (unaudited)

Health Care Technology 0.67%		2,004,000

Emageon, Inc. (I)(L)	167,000	2,004,000

Home Entertainment Software 1.26%		3,773,198

Take-Two Interactive Software, Inc. (I)(L)	217,100	3,773,198

Hotels, Resorts & Cruise Lines 3.62%		10,869,642

Gaylord Entertainment Co. (I)	196,700	10,869,642

Industrial Machinery 4.58%		13,756,779

Chart Industries, Inc. (I)	200,546	3,216,758
CLARCOR, Inc.	118,500	4,107,210
Watts Water Technologies, Inc.	146,300	6,432,811

Internet Software & Services 0.99%		2,960,100

TheStreet.com, Inc.	299,000	2,960,100

Investment Banking & Brokerage 0.19%		565,152

SWS Group, Inc.	22,400	565,152

IT Consulting & Other Services 1.50%		4,509,590

Lionbridge Technologies, Inc. (I)	697,000	4,509,590

Life Sciences Tools & Services 1.95%		5,868,724

Kendle International, Inc. (I)	151,100	5,868,724

Oil & Gas Equipment & Services 0.50%		1,501,500

Metretek Technologies, Inc. (I)(L)	115,500	1,501,500

Oil & Gas Exploration & Production 4.51%		13,530,405

Forest Oil Corp. (I)	91,200	2,911,104
Mariner Energy, Inc. (I)	209,600	4,215,056
PetroQuest Energy, Inc. (I)	491,500	6,404,245

Personal Products 1.36%		4,095,552

Inter Parfums, Inc.	205,600	4,095,552

Property & Casualty Insurance 4.65%		13,958,777

James River Group, Inc. (I)	52,300	1,609,271
National Interstate Corp.	81,600	2,197,488
Philadelphia Consolidated Holding Corp. (I)	225,300	10,152,018

Publishing 1.19%		3,586,352

Courier Corp.	90,200	3,586,352

Railroads 1.89%		5,669,009

Genesee & Wyoming, Inc. (Class A) (I)	201,100	5,669,009

John Hancock
Small Cap Fund
Securities owned by the Fund on
January 31, 2007 (unaudited)

Regional Banks 6.74%			20,226,494

Boston Private Financial Holdings, Inc.		180,200	5,211,384
First Community Bancorp. (Class A)		87,500	4,663,750
Placer Sierra Bancshares		140,500	3,862,345
SVB Financial Group (I)		139,100	6,489,015

Semiconductors 1.84%			5,521,503

Silicon Image, Inc. (I)		456,700	5,521,503

Specialty Chemicals 4.24%			12,719,698

Arch Chemicals, Inc.		123,200	4,155,536
Cytec Industries, Inc.		147,100	8,564,162

Specialty Stores 3.85%			11,559,212

Build-A-Bear Workshop, Inc. (I)(L)		191,800	5,771,262
Tractor Supply Co. (I)(L)		115,000	5,787,950

Systems Software 1.51%			4,542,120

Secure Computing Corp. (I)		682,000	4,542,120

Thrifts & Mortgage Finance 0.95%			2,840,316

TierOne Corp.		94,300	2,840,316

Water Utilities 1.18%			3,558,042

Aqua America, Inc. (L)		160,200	3,558,042

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value
Short-term investments 16.57%			$49,764,005

(Cost $49,764,005)

Joint Repurchase Agreement 2.25%			6,767,000

Investment in a joint repurchase agreement transaction with
Cantor Fitzgerald & Co. — Dated 1-31-07 due 2-1-07 (secured
by U.S. Treasury Inflation Indexed Notes 2.000% due 1-15-16,
2.375% due 4-15-11, 2.500% due 7-15-16 and 3.625% due
1-15-08). Maturity value: $6,767,981	5.220	6,767	6,767,000

		Shares
Cash Equivalents 14.32%			42,997,005

AIM Cash Investment Trust (T)		42,997,005	42,997,005

Total investments (Cost $252,630,480) 100.00%			$300,239,719

John Hancock
Small Cap Fund
Footnotes to Schedule of Investments
January 31, 2007 (unaudited)

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of January 31, 2006.

(T) Represents investment of securities lending collateral.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on January 31, 2006, including short-term investments, was $252,630,480. Gross unrealized appreciation and depreciation of investments aggregated $55,345,483 and $7,736,244, respectively, resulting in net unrealized appreciation of $47,609,239.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle†
James F. Carlin
Richard P. Chapman, Jr.*
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Financial Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Independence Investments LLC
53 State Street
Boston, Massachusetts 02109

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Kirkpatrick & Lockhart Preston
Gates Ellis LLP
1 Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives 24-hour automated information TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Small Cap Fund.

820Q1 1/07
3/07

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Equity Trust

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: March 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: March 28, 2007

By: /s/ John G. Vrysen
-------------------------------------
John G. Vrysen
Chief Financial Officer

Date: April 2, 2007